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Margaret Gallardo-Cortez
Assistant Vice President, Associate General Counsel
Office of General Counsel
Phone:  608.231.7579
Fax:    608.236.7579
E-mail: margaret.gallardocortez@cunamutual.com



                                          April 29, 2003


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Ultra Series Fund (File No. 2-87775)

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2003 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7579.

                                          Sincerely,


                                          /s/ Margaret Gallardo-Cortez
                                          Margaret Gallardo-Cortez